Noncontrolling interests	9 Months Ended
Sep. 30, 2025
Noncontrolling interests
Non-controlling interests

17. Non-controlling interests

The Company entered into a joint venture agreement with Mr. Eric Sprott effective October 1, 2019 for 40% non-controlling interests of the Company’s Galena Complex with initial contribution of $15 million to fund capital improvements and operations. On December 19, 2024, the Company completed an acquisition of the remaining 40% non-controlling interests of the Company’s Galena Complex. The $18.3 million proportionate non-controlling interests’ carrying amount prior to the change in ownership was derecognized from the consolidated financial statements upon completion of the acquisition.